NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Tables)	3 Months Ended
Jun. 30, 2013
Convertible Promissory Note [Abstract]
Schedule of Debt [Table Text Block]
Cash received from convertible promissory notes	$50,000
Derivative loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value (gain)	(53,101)
Fair value as at December 31, 2012	200,767
Repayment of convertible promissory note	(20,001)
Gain on extinguishment of convertible promissory note	(46,667)
Change in fair value loss (gain)	(34,003)
Fair value as at June 30, 2013	$100,096